Long-Term Debt (Narrative II)	12 Months Ended
Dec. 31, 2024
Long-term Debt
Long-Term Debt (Narrative II)

12. Long-Term Debt (continued) Long-Term Debt (Narrative II)

g) $51.7 Million Deutsche Bank AG Credit Facility

On May 6, 2021, the Company entered into a secured facility for an amount of $51,670 with Deutsche Bank AG in order to refinance one of the three previous tranches of the $180,500 Deutsche, CIT, HCOB, Entrust, Blue Ocean Credit Facility, that had a maturity date on June 30, 2022, of an amount $48,527.
The facility was repayable in 20 equal consecutive quarterly instalments of $1,162.45 with a final balloon of $28,421 payable together with the final instalment.

This facility bore interest at SOFR plus a margin of 3.25% per annum payable quarterly in arrears.

On August 12, 2024, the Company used a portion of the net proceeds from the 2024 Senior Secured Term Loan Facility entered on August 7, 2024, to fully prepay the amount of $36,558 under this facility.

As of December 31, 2024, the outstanding balance of this facility was $nil. 0

h) $64.2 Million Hamburg Commercial Bank AG Credit Facility

On April 15, 2021, the Company entered into a Senior Secured term loan facility with HCOB “the HCOB Credit Facility” for an amount of up to $64,200 in order to finance the acquisition of six out of the Seven Vessels.

Tranche A, E and F amounting to $32,100 were drawn down in April 2021 and have a maturity date in April 2025, Tranche B and D amounting to $21,400 were drawn down in May 2021 and have a maturity date in May 2025, and Tranche C amounting to $10,700 was drawn down in July 2021 and has a maturity date in July 2025.

Each Tranche of the facility was repayable in 16 equal consecutive quarterly instalments of $668.75.

This facility bore interest at SOFR plus a margin of 3.50% per annum payable quarterly in arrears.

On September 5, 2024, the Company used a portion of the net proceeds from the 2024 Senior Secured Term Loan Facility entered on August 7, 2024, to fully prepay the amount of $12,706 under this facility.

As of December 31, 2024, the outstanding balance of this facility was $nil.

i) $51.7 Million CACIB, Bank Sinopac, CTBC Credit Facility

On April 13, 2021, the Company entered into a secured facility for an amount of $51,700 in order to refinance one of the three previous tranches of the $180,500 Deutsche, CIT, HCOB, Entrust, Blue Ocean Credit Facility, that had a maturity date on June 30, 2022, of an outstanding amount of $48,648. The secured credit facility has a maturity in April 2026.

The lenders were CACIB, Bank Sinopac Co. Ltd. (“Bank Sinopac”) and CTBC. The facility was repayable in 20 equal consecutive quarterly instalments of $1,275 with a final balloon of $26,200 payable together with the final instalment.

This facility bore interest at SOFR plus a margin of 2.75% per annum plus CAS payable quarterly in arrears.

On August 9, 2024, the Company used a portion of the net proceeds from the 2024 Senior Secured Term Loan Facility entered on August 7, 2024, to fully prepay the amount of $35,125 under this facility.

As of December 31, 2024, the outstanding balance of this facility was $nil.

12. Long-Term Debt (continued)

j) $9.0 Million Chailease Credit Facility

On February 26, 2020, the Company entered into a secured term facility agreement with Chailease International Financial Services Pte., Ltd. for an amount of $9,000. The Chailease Credit Facility was used to refinance the DVB Credit Facility.

The facility was repayable in 36 consecutive monthly instalments of $156 and 24 monthly instalments of $86 with a final balloon of $1,314 payable together with the final instalment.

This facility bore interest at SOFR plus a margin of 4.20% per annum.

On September 12, 2024, the Company used a portion of the net proceeds from the 2024 Senior Secured Term Loan Facility entered on August 7, 2024, to fully prepay the amount of $1,831 under this facility.

As of December 31, 2024, the outstanding balance of this facility was $nil.

k) $268.0 Million Syndicated Senior Secured Credit Facility (CACIB, ABN, First-Citizens & Trust Company, Siemens, CTBC, Bank Sinopac, Palatine)

On September 19, 2019, the Company entered into a Syndicated Senior Secured Credit Facility in order to refinance existing credit facilities that had a maturity date in December 2020, of an outstanding amount of $224,310.

The Senior Syndicated Secured Credit Facility was agreed to be borrowed in two tranches. The Lenders were CACIB, ABN, First-Citizens & Trust Company, Siemens Financial Services Inc (“Siemens”), CTBC, Bank Sinopac and Banque Palatine (“Palatine”).

Tranche A amounting to $230,000 was drawn down in full on September 24, 2019 and was scheduled to be repaid in 20 consecutive quarterly instalments of $5,200 starting from December 12, 2019 and a balloon payment of $126,000 payable on September 24, 2024.

Tranche B amounting to $38,000 was drawn down in full on February 10, 2020 and was scheduled to be repaid in 20 consecutive quarterly instalments of $1,000 and a balloon payment of $18,000 payable in the termination date on the fifth anniversary from the utilization date of Tranche A, which falls in September 24, 2024. In January 2022, the Company agreed a new senior secured debt facility to refinance its outstanding Syndicated Senior Secured Credit Facility, which extended the maturity date from September 2024 to December 2026, amended certain covenants in the Company’s favor at an unchanged rate of LIBOR + 3.00%. On July 1, 2022, the interest rate was SOFR plus a margin of 3.00% plus CAS and was payable at each quarter end date.

On August 9, 2024, the Company used a portion of the net proceeds from the 2024 Senior Secured Term Loan Facility entered on August 7, 2024, to fully prepay the amount of $133,200 under this facility.

As of December 31, 2024, the outstanding balance of this facility was $nil.

Sale and leaseback agreements (finance leases)

l) Four Sale and Leaseback agreements ($44.5 Million each) – Minsheng Financial Leasing

In December 2024, the Company entered into two sale and leaseback agreements with Minsheng Financial Leasing (“Minsheng”) for $44,500, each, to finance the acquisition of two of the newly acquired high-reefer ECO 9,019 TEU vessels, Bremerhaven Express, having closed in December 2024 and the other, Czech, in January 2025. The Company has a purchase obligation to acquire the Bremerhaven Express at the end of its lease term and under ASC 842-40, the transaction has been accounted for as a failed sale. In accordance with ASC 842-40, the Company did not derecognize the respective vessel from its balance sheet and accounted for the amount received under the sale and leaseback agreement as financial liability. In January 2025, the Company entered into two additional sale and leaseback agreements, for $44,500 each, with Minsheng to finance the purchase of the remaining two newly acquired high-reefer ECO 9,019 TEU vessels.

12. Long-Term Debt (continued)

l) Four Sale and Leaseback agreements ($44.5 Million each) – Minsheng Financial Leasing (continued)

Each sale and leaseback agreement is repayable in 40 equal consecutive quarterly instalments of $862.5 with a repurchase obligation of $10,000 on the final repayment date. The sale and leaseback agreements each have a term of ten years, and bear interest at SOFR plus a margin of 2.5% per annum payable quarterly in arrears.

As of December 31, 2024 only the sale and leaseback agreement for the Bremerhaven Express has closed, and the outstanding amount thereunder was $44,500.

m) $120.0 Million Sale and Leaseback agreements - CMBFL Four Vessels

On August 26, 2021, the Company entered into four $30,000 sale and leaseback agreements with CMB Financial Leasing Co. Ltd. (“CMBFL”) to finance the acquisition of the Four Vessels. As at September 30, 2021, the Company had drawdown a total of $90,000. The drawdown for the fourth vessel, amounting to $30,000, took place on October 13, 2021 together with the delivery of this vessel. The Company has a purchase obligation to acquire the Four Vessels at the end of their lease terms and under ASC 842-40, the transaction has been accounted for as a failed sale. In accordance with ASC 842-40, the Company did not derecognize the respective vessels from its balance sheet and accounted for the amounts received under the sale and leaseback agreement as financial liabilities.

Each sale and leaseback agreement is repayable in 12 equal consecutive quarterly instalments of $1,587.5 and 12 equal consecutive quarterly instalments of $329.2 with a repurchase obligation of $7,000 on the final repayment date.

The sale and leaseback agreements for the three vessels mature in September 2027 and for the fourth vessel in October 2027 and bear interest at SOFR plus a margin of 3.25% per annum plus CAS payable quarterly in arrears.

As of December 31, 2024, the outstanding balance of these sale and lease back agreements was $42,813.

n) $54.0 Million Sale and Leaseback agreement - CMBFL

On May 20, 2021, the Company entered into a $54,000 sale and leaseback agreement with CMBFL to refinance one of the three previous tranches of the $180,500 Deutsche, CIT, HCOB, Entrust, Blue Ocean Credit Facility, that had a maturity date on June 30, 2022, of an amount $46,624. The Company had a purchase obligation to acquire the vessel at the end of the lease term and under ASC 842-40, the transaction had been accounted for as a failed sale. In accordance with ASC 842-40, the Company did not derecognize the respective vessel from its balance sheet and accounted for the amount received under the sale and leaseback agreement as a financial liability.

The sale and leaseback agreement was repayable in eight equal consecutive quarterly instalments of $2,025 each and 20 equal consecutive quarterly instalments of $891 with a repurchase obligation of $19,980 on the final repayment date.

The sale and leaseback agreement matured in May 2028 and bore interest at SOFR plus a margin of 3.25% per annum plus CAS payable quarterly in arrears.

In May 2021, on the actual delivery date of the vessel, the Company drew $54,000, which represented vessel purchase price $75,000 less advanced hire of $21,000, which advanced hire neither bore any interest nor was refundable and was set off against payment of the purchase price payable to the Company by the unrelated third party under this agreement.

On August 27, 2024, the Company used a portion of the net proceeds from the 2024 Senior Secured Term Loan Facility entered on August 7, 2024, to fully prepay the amount of $33,345 under this facility.

As of December 31, 2024, the outstanding balance of this sale and leaseback agreement was $nil.